Segment Information - Reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net revenues	$ 50,692	$ 27,111	$ 15,048
Cost of revenues	(11,164)	(6,322)	(3,194)
Gross profit	39,528	20,789	11,854
Operating Expenses:
Share-based compensation expenses	(934)	(910)	(712)
Total operating expenses	(47,574)	(34,452)	(24,212)
Loss from operations	(8,046)	(13,663)	(12,358)
Interest income	229	165	27
Other (expenses)/income, net	771	(1,416)	(453)
Income tax expenses	(276)	(118)	(60)
Net loss from continuing operations	(7,322)	(15,032)	(12,844)
Total depreciation and amortization expenses	137	99	103
Single Reportable Segment
Segment Reporting Information [Line Items]
Net revenues	50,692	27,111	15,048
Cost of revenues	(11,164)	(6,322)	(3,194)
Gross profit	39,528	20,789	11,854
Operating Expenses:
Sales and marketing expenses	(33,271)	(23,488)	(13,262)
Product development expenses	(3,453)	(2,909)	(2,716)
General and administrative expenses	(9,916)	(7,145)	(7,522)
Share-based compensation expenses	(934)	(910)	(712)
Total operating expenses	(47,574)	(34,452)	(24,212)
Loss from operations	(8,046)	(13,663)	(12,358)
Interest income	229	165	27
Other (expenses)/income, net	771	(1,416)	(453)
Income tax expenses	(276)	(118)	(60)
Net loss from continuing operations	(7,322)	(15,032)	(12,844)
Total depreciation and amortization expenses	$ 137	$ 99	$ 103